Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 12, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock exchange ratio	2.41
Vesting period	5 years
Stock options, expiration period	10 years
Portion of options vesting on each anniversary date, vesting percentage	20.00%
Expected term of grant options		6 years 9 months 29 days	5 years 6 months
Fair value of options granted | $ / shares	$ 7.17	$ 5.23	$ 3.80
Total intrinsic value of stock options exercised	$ 4,900,000	$ 25,300,000	$ 5,700,000
Unrecognized compensation cost	$ 45,800,000
Unrecognized compensation cost, recognition period	1 year 8 months 12 days
Share-based compensation liability	$ 34,900,000
SARs cash settlements	$ 0	$ 0	$ 0
Weighted average grant date fair value of nonvested shares granted | $ / shares	$ 38.99	$ 22.74	$ 6.55
Total intrinsic value of RSU grants which vested and settled		$ 800,000
RSU vested during period | shares	0		0
Unrecognized compensation cost, recognition period	7 years 1 month 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of grant options	1 year
Minimum [Member] | U.S. Treasury Yield [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of grant options	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of grant options	6 years 8 months 16 days
Maximum [Member] | U.S. Treasury Yield [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of grant options	5 years
First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of options vesting on each anniversary date, vesting percentage	20.00%
Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of options vesting on each anniversary date, vesting percentage	40.00%
Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of options vesting on each anniversary date, vesting percentage	100.00%
2014 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance under the Plan | shares				15,000,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 2,000,000
Unrecognized compensation cost, recognition period	8 months 12 days